Debt (Details) - USD ($) $ in Millions		1 Months Ended	2 Months Ended	3 Months Ended
	Jul. 18, 2023	Mar. 31, 2026	Mar. 03, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 04, 2026	Dec. 31, 2025	Jul. 02, 2025	Jan. 31, 2024
Debt [Line Items]
Percentage of lesser of cost or fair market value		75.00%		75.00%
Percentage of new compressors cost		80.00%		80.00%
Minimum interest rate per annum		4.50%		4.50%
Treasury rate percentage		3.00%		3.00%
Credit agreement, aggregate commitments amount						$ 65.0
Initial borrowing base						65.0
Aggregate maximum credit amounts						$ 500.0
Outstanding balance		$ 37.0		$ 37.0			$ 0.0
Borrowings								$ 7.5
Maturity date								Jul. 02, 2028
ABS II Notes [Member]
Debt [Line Items]
Debt issuance costs	$ 8.9
Amortization of debt issuance costs		0.4	$ 0.3		$ 0.5
Interest expense		1.4	3.7		6.1
Outstanding balance		256.8		256.8			266.9
Trail Dust LLC [Member]
Debt [Line Items]
Term loan facility principal amount									$ 8.7
Trail Dust Loan [Member]
Debt [Line Items]
Interest expense				0.1	$ 0.1
Outstanding balance of loan		2.1		2.1			2.3
Citizens RBL [Member]
Debt [Line Items]
Debt issuance costs		2.6		2.6
Interest expense		0.3
WAB RBL [Member]
Debt [Line Items]
Debt issuance costs		0.1		0.1
Interest expense			$ 0.1
Outstanding balance		0.0		0.0			$ 3.5
Term Asset-Backed Securities [Member]
Debt [Line Items]
Debt instrument, face amount	380.0
Class A-1 [Member]
Debt [Line Items]
Debt instrument, face amount	$ 190.0
Interest rate	7.806%
Debt maturity date	Dec. 25, 2038
Class A-2 [Member]
Debt [Line Items]
Debt instrument, face amount	$ 190.0
Interest rate	8.418%
Debt maturity date	Dec. 25, 2038
Trail Dust LLC [Member]
Debt [Line Items]
Debt instrument, face amount		$ 8.7		$ 8.7
Minimum interest rate per annum		4.50%		4.50%
Predecessor Revolving Credit Facility [Member]
Debt [Line Items]
Maximum facility borrowings								$ 20.0